Other liabilities - Movement In Unfavorable Drilling Contracts (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 31, 2022	Feb. 22, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Carrying amount, beginning balance	$ 85	$ 66	$ 85	$ 85	$ 66	$ 66	$ 66
Accumulated amortization, beginning balance	0	(60)	(8)	(3)	(59)	(59)	(59)
Net carrying amount, beginning balance	85	6	77	82	7	7	7
Amortization	0	0	0	0	0	0	0
Amortization	(3)	0	(3)	(5)	0	0	0
Amortization	(3)	0	(3)	(5)	0	0	0
Carrying amount, ending balance	85	66	85	85	66	66	66
Accumulated amortization, ending balance	(3)	(60)	(11)	(8)	(59)	(59)	(59)
Net carrying amount, ending balance	82	$ 6	$ 74	$ 77	$ 7	$ 7	$ 7
Reorganization, Chapter 11, Fresh-Start Adjustment [Member]
Carrying amount, beginning balance	19
Accumulated amortization, beginning balance	60
Net carrying amount, beginning balance	$ 79